Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,111,000
Previously Paid Amount	0.00
Total Fee Amount	153.43
Total Offset Amount	0.00
Net Fee	153.43
Narrative - Max Aggregate Offering Price	$ 1,111,000
Final Prospectus	true